Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Non-current provision
Statement
Summary of provisions

Non-current provisions:

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2025	305,990	2,205,539	2,511,529
Provisions recognized	261,593	101,538	363,131
Payments	—	(69,346)	(69,346)
Unwinding of discount	—	289,827	289,827
Transfers to current provisions	(126,218)	—	(126,218)
Remeasurements	—	404,853	404,853
Effect of changes in exchange rates	—	122,187	122,187
Inflation adjustment	(84,957)	(588,930)	(673,887)
Balance at 31 December 2025	356,408	2,465,668	2,822,076

32.Provisions (continued)

Non-current provisions: (continued)

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2024	209,008	2,397,858	2,606,866
Provisions recognized	292,190	25,041	317,231
Payments	—	(34,732)	(34,732)
Unwinding of discount	—	368,840	368,840
Transfers to current provisions	(108,794)	—	(108,794)
Remeasurements	—	231,131	231,131
Effect of changes in exchange rates	—	25,805	25,805
Inflation adjustment	(86,414)	(808,404)	(894,818)
Balance at 31 December 2024	305,990	2,205,539	2,511,529

Current provision
Statement
Summary of provisions

Current provisions:

	Legal claims (**)	Bonus (*)	Total
Balance at 1 January 2025	422,526	5,664,436	6,086,962
Provisions recognized	116,443	6,606,426	6,722,869
Payments	(91,738)	(5,466,606)	(5,558,344)
Transfers from non-current provisions	126,218	—	126,218
Effect of changes in exchange rates	29	38,158	38,187
Inflation adjustment	(113,924)	(1,446,528)	(1,560,452)
Balance at 31 December 2025	459,554	5,395,886	5,855,440

	Legal claims (**)	Bonus (*)	Total
Balance at 1 January 2024	850,280	2,883,116	3,733,396
Provisions recognized	(38,692)	7,260,231	7,221,539
Payments	(259,381)	(3,094,880)	(3,354,261)
Transfers from non - current provisions	108,794	—	108,794
Effect of changes in exchange rates	—	5,710	5,710
Inflation adjustment	(238,475)	(1,389,741)	(1,628,216)
Balance at 31 December 2024	422,526	5,664,436	6,086,962
(*)	Includes share-based payment (Note 29).
(**)	Refer to Note 37.